Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%